Share-based payments - Expense recognized for the share-based payments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payments
Expenses from share-based payments	€ (4,121)	€ (7,697)	€ (9,184)
Prior VSOP
Share-based payments
Expenses from share-based payments	(10)	(10)	(131)
New VSOP
Share-based payments
Expenses from share-based payments		(19)	95
LTIP Stock Options
Share-based payments
Expenses from share-based payments	(286)	(2,944)	(5,562)
LTIP RSUs
Share-based payments
Expenses from share-based payments	(3,272)	(4,072)	(3,108)
RSU Supervisory board
Share-based payments
Expenses from share-based payments	€ (553)	€ (652)	€ (478)